Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined contribution pension plan
Benefit costs	$ 24	$ 24	$ 60	$ 72	$ 94	$ 141	$ 24
Defined benefit plan assets contribution by employer	300	294	417	477
401(k) [Member]
Defined contribution pension plan
Defined contribution plan employer discretionary contribution amount	$ 1,019	$ 757	$ 2,020	$ 1,558
Pension Plan [Member]
Defined contribution pension plan
Accumulated benefit obligation					6,551	5,993
Benefit costs					94	141	24
Defined benefit plan assets contribution by employer					589	285	0
Defined benefit plan assets contribution by plan participant					0	$ 0	$ 0
Defined benefit plan expected future employer contributions next fiscal year					$ 367
Section Four Hundred And One K Plan [Member]
Defined contribution pension plan
Defined contribution plan employer matching contribution percent of match					3.50%	3.50%	3.50%
Defined contribution plan employer discretionary contribution amount					$ 1,997	$ 1,141	$ 274
Section Four Hundred And One K Plan [Member] | Before Second Quarter Of Two Thousand And Twenty One [Member]
Defined contribution pension plan
Defined contribution plan employer discertionary contribution additional contribution accrued					$ 440